RISK MANAGEMENT POLICIES (Details 1) € in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2021 EUR (€) Decimal	Dec. 31, 2020 EUR (€) Decimal	Dec. 31, 2020 EUR (€) Decimal	Dec. 31, 2019 EUR (€) Decimal	Dec. 31, 2018 EUR (€)
IfrsStatementLineItems [Line Items]
Equity	€ 68,154	€ (39,925)	€ (39,925)	€ (31,333)	€ (19,350)
C O P [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	4,509.0	4,212.0	4,212.0	3,681.5
C O P [Member] | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 109	€ (44)	€ 59
Equity
C O P [Member] | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(109)	44	(59)
Equity
M X N [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	23.0	24.5	24.5	21.2
M X N [Member] | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 496	€ (212)	€ (11)
Equity
M X N [Member] | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(496)	212	11
Equity
G B P [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	0.8			0.8
G B P [Member] | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 0		21
Equity
G B P [Member] | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(0)		€ (21)
Equity
U S D [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	1.1
U S D [Member] | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 8,592
Equity
U S D [Member] | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(8,592)
Equity
A R S [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	116.0
A R S [Member] | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 173
Equity
A R S [Member] | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(173)
Equity
I L S [Member]
IfrsStatementLineItems [Line Items]
Exchange rate | Decimal	4.0	3.9	3.9	3.9
I L S [Member] | Sensitivity One [Member]
IfrsStatementLineItems [Line Items]
Income statement	€ 55	€ (6)	€ (1)
Equity
I L S [Member] | Sensitivity Two [Member]
IfrsStatementLineItems [Line Items]
Income statement	(55)	6	1
Equity